STATEMENT OF CASH FLOWS (Details)	12 Months Ended
Dec. 31, 2021
STATEMENT OF CASH FLOWS [Abstract]
Accrued interest and others, description	(*)Accrued interest and others, includes ThUS$ 458,642 (ThUS$ (891,407) as of December 31, 2020), associated with the rejection of fleet contracts.